Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy NextShares
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Ivy Focused Energy NextShares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Focused Energy NextShares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/><br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in mutual funds.

		The example assumes that you invest $10,000 in the shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Focused Energy NextShares seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services.

The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers. For example, the Fund typically holds a limited number of stocks (generally 15 to 25).

After conducting a top-down (assessing the market environment) market analysis of the energy industry and geopolitical issues and then identifying trends and sectors, IICO uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and can generate above-average capital growth and appreciation. IICO analyzes net asset value, free cash flow and balance sheet strength and focuses on companies that exhibit capital discipline with a low cost structure and strong assets. The Fund invests in a blend of value and growth companies domiciled throughout the world, which may include companies that are offered in initial public offerings (IPOs). While IICO typically seeks to invest a majority of the Fund’s assets in U.S. securities, the Fund may invest up to 100% of its total assets in foreign securities.

Upon completion of the investment process described above, IICO selects what it believes are the most competitive and attractive 15 to 25 companies for inclusion in the Fund’s portfolio.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, potentially including companies domiciled or traded or doing business in emerging markets, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has sufficiently exceeded its target price, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO also will consider the effect of commodity price trends on certain holdings, poor capital management or whether a company has experienced a change or deterioration in its fundamentals, its valuation or its competitive advantage. IICO also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

About NextShares

NextShares are a new type of actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (SEC) granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (1940 Act). The Ivy NextShares funds began trading on October 17, 2016, and have a limited operating history. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged.

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares (Broker), and may not be directly purchased or redeemed from a NextShares fund. NextShares may be offered by a limited number of Brokers. Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (NAV), which is normally determined as of the close of regular market trading each business day. Buyers and sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Trading prices of NextShares will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. The premium or discount to NAV at which NextShares trades are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. See Purchases and Sales of Fund Shares below for important information about how to buy and sell shares of the Fund.

How NextShares Compare to Mutual Funds. Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next-determined NAV. Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market. Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds. Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency. These potential advantages include: (a) a single class of shares with no sales loads or distribution and service (12b-1) fees; (b) lower fund transfer agency expenses; (c) reduced fund trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower fund capital gains distributions. Because NextShares do not pay sales loads or distribution and service (12b-1) fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Compare to ETFs. Similar to exchange-traded funds (ETFs), NextShares are issued and redeemed only in specified large aggregations (Creation Units) by or through “Authorized Participants” (i.e., broker-dealers or institutional investors that have entered into agreements with the fund’s distributor) and trade throughout the day on an exchange. Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution. Different from ETFs, NextShares do not offer opportunities to transact intraday at currently (versus end-of-day) determined prices.

		Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve portfolio instruments not used in creations and redemptions, the need for full portfolio holdings disclosure to achieve tight markets in NextShares is eliminated. The NAV-based trading employed for NextShares provides investors with built-in trade execution cost transparency and the ability to control their trading costs using limit orders. This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them. For more information, see Additional Information about NextShares.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Just like a traditional mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of energy-related securities.
  Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next determined NAV, which is normally calculated as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.
  Energy Sector Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 15 to 25). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Initial Public Offering (IPO) Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Fund grows.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results.
  Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. At times, the Fund may become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets have become increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.
  Non-Diversification Risk. The Fund is “non-diversified” and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Just like a traditional mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li>Non-Diversification Risk. The Fund is “non-diversified” and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.</li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the Fund’s performance for the 2017 calendar year. The table shows the average annual total returns for the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper and Morningstar peer group (each, a universe of mutual funds with investment objectives similar to that of the Fund).

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the Fund’s performance for the 2017 calendar year. The table shows the average annual total returns for the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper and Morningstar peer group (each, a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns <br/>as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown on the chart, the highest quarterly return was 7.60% (the fourth quarter of 2017) and the lowest quarterly return was -17.83% (the second quarter of 2017). The Fund’s return for the year through September 30, 2018 was 3.10%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>as of December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Focused Energy NextShares | Ivy Focused Energy NextShares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	2.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.67%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	861
5 Years	rr_ExpenseExampleYear05	1,646
10 Years	rr_ExpenseExampleYear10	$ 3,705
2017	rr_AnnualReturn2017	(12.63%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.83%)
1 Year	rr_AverageAnnualReturnYear01	(12.63%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.28%)	[2]
Ivy Focused Energy NextShares | Return After Taxes on Distributions | Ivy Focused Energy NextShares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.86%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.49%)	[2]
Ivy Focused Energy NextShares | Return After Taxes on Distributions and Sale of Fund Shares | Ivy Focused Energy NextShares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.98%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.03%)	[2]
Ivy Focused Energy NextShares | S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Life of Fund index comparison begins on 10-17-2016)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.05%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	5.30%	[2]
Ivy Focused Energy NextShares | Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Life of Fund index comparison begins on 10-17-2016)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.57%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.28%	[2]
Ivy Focused Energy NextShares | Morningstar Equity Energy Category Average (net of fees and expenses) (Life of Fund index comparison begins on 10-17-2016)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.38%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.56%	[2]

[1]	Through October 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s accounting and administrative services agent, have contractually agreed to reimburse sufficient management fees and/or accounting and administrative services fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) at 0.95%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
[2]	The Fund commenced operations on October 17, 2016.